Accounts Receivable, Net (Tables)	6 Months Ended
Mar. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consist of the following:
Third Parties	March 31, 2024	September 30, 2023
Accounts receivable	$3,896,072	$3,408,714
Less: allowance for credit losses	(39,543)	(125,448)
Accounts receivable, net	$3,856,529	$3,283,266

Schedule of Allowance for Credit Losses	Allowance for credit losses movement is as follows:
	March 31, 2024	September 30, 2023
Beginning balance	$125,448	$114,486
Additions (reductions)	(87,627)	119,021
Less: write-off (1)	-	(104,735)
Foreign currency translation adjustments	1,722	(3,324)
Ending balance	$39,543	$125,448
(1)	The Company wrote off the delinquent account balances against the allowance for credit losses after management has determined that the likelihood of collection is not probable.